Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING INCOME
Interest income	$ 2,321,381	$ 2,244,317	$ 2,058,446
Interest expense	(904,417)	(829,949)	(731,755)
Net interest income	1,416,964	1,414,368	1,326,691
Fee and commission income	498,658	484,463	455,558
Fee and commission expense	(211,572)	(193,578)	(176,495)
Net fee and commission income	287,086	290,885	279,063
Net income (expense) from financial operations	(78,165)	53,174	2,796
Net foreign exchange gain	279,857	51,908	126,956
Other operating income	13,001	23,129	62,016
Net operating profit before provision for loan losses	1,918,743	1,833,464	1,797,522
Provision for loan losses	(323,311)	(317,408)	(302,255)
NET OPERATING INCOME	1,595,432	1,516,056	1,495,267
Personnel salaries and expenses	(410,157)	(397,564)	(396,967)
Administrative expenses	(233,612)	(245,089)	(230,103)
Depreciation and amortization	(106,092)	(79,280)	(77,823)
Impairment of property, plant, and equipment	(2,726)	(39)	(5,644)
Other operating expenses	(49,303)	(32,342)	(68,413)
Total operating expenses	(801,890)	(754,314)	(778,950)
OPERATING INCOME	793,542	761,742	716,317
Income from investments in associates and other companies	1,146	1,324	1,144
Income from continuing operations before tax	794,688	763,066	717,461
Income tax expense	(175,074)	(167,144)	(145,031)
Result of continuing operations	619,614	595,922	572,430
Result of discontinued operations	1,699	3,771	2,819
NET INCOME FOR THE YEAR	621,313	599,693	575,249
Attributable to:
Shareholders of the Bank	619,091	595,333	562,801
Non-controlling interest	$ 2,222	$ 4,360	$ 12,448
Earnings per share from continued operations attributable to shareholders of the Bank:
Basic earnings	$ 3.276	$ 3.139	$ 2.975
Diluted earnings	3.276	3.139	2.975
Earnings per share from discontinued operations attributable to shareholders of the Bank:
Basic earnings	0.009	0.02	0.015
Diluted earnings	0.009	0.02	0.015
Earnings per share attributable to shareholders of the Bank :
Basic earnings	3.285	3.159	2.987
Diluted earnings	$ 3.285	$ 3.159	$ 2.987